Investments - Ownership Positions in Significant Unconsolidated (Detail)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Nippon Aluminum Alkyls
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint ventures	50.00%	50.00%	50.00%
Magnifin Magnesiaprodukte GmbH & Co. KG
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint ventures	50.00%	50.00%	50.00%
Nippon Ketjen Company Limited
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint ventures	50.00%	50.00%	50.00%
Eurecat S.A.
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint ventures	50.00%	50.00%	50.00%
Fabrica Carioca de Catalisadores S.A.
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint ventures	50.00%	50.00%	50.00%
Stannica, LLC
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint ventures	50.00%	50.00%	50.00%